Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Schedule of properties and equipment
	Useful Life		Average remaining depreciation		Gross balance		Accumulated Depreciation		Net balance
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Type of property and equipment:
Land and Buildings	25	26	18	19	316,968	311,279	(157,810)	(148,645)	159,158	162,634
Equipment	5	5	3	3	246,706	243,757	(203,136)	(191,334)	43,570	52,423
Others	7	7	4	4	58,890	56,582	(51,494)	(49,319)	7,396	7,263
Total					622,564	611,618	(412,440)	(389,298)	210,124	222,320

(*)	See Note No. 37 about Depreciation and Amortization.

(**)	It does not include depreciation for the year for Investment Properties, which was recorded under the item “Other Assets” for an amount of Ch$357 million (Ch$357 million in 2021).

(***)	See Note No. 38 Impairment of non-financial assets.

Schedule of changes in property and equipment
	December 2022
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2022	311,279	243,757	56,582	611,618
Additions	6,041	9,823	2,842	18,706
Write-downs and sales of the year	(352)	(6,900)	(498)	(7,750)
Transfers	—	36	(36)	—
Impairment (***)	—	(10)	—	(10)
Total	316,968	246,706	58,890	622,564

Accumulated Depreciation
Balance as of January 1, 2022	(148,645)	(191,334)	(49,319)	(389,298)
Reclassification	—	—	—	—
Depreciation of the year (*) (**)	(9,228)	(18,650)	(2,701)	(30,579)
Write-downs and sales of the year	63	6,883	490	7,436
Transfers	—	(36)	36	—
Impairment (***)	—	1	—	1
Total	(157,810)	(203,136)	(51,494)	(412,440)

Balance as of December 31, 2022	159,158	43,570	7,396	210,124

	December 2021
	Land and Buildings	Equipment	Others	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2021	304,951	222,624	55,898	583,473
Additions	9,477	22,367	2,349	34,193
Write-downs and sales of the year	(3,132)	(1,232)	(1,628)	(5,992)
Impairment (***)	(17)	(2)	(37)	(56)
Total	311,279	243,757	56,582	611,618

Accumulated Depreciation
Balance as of January 1, 2021	(142,543)	(175,141)	(47,861)	(365,545)
Reclassification	—	—	16	16
Depreciation of the year (*) (**)	(8,895)	(17,409)	(3,107)	(29,411)
Write-downs and sales of the year	2,793	1,216	1,620	5,629
Impairment (***)	—	—	13	13
Total	(148,645)	(191,334)	(49,319)	(389,298)
Balance as of December 31, 2021	162,634	52,423	7,263	222,320

(*)	See Note No. 37 about Depreciation and Amortization.

(**)	It does not include depreciation for the year for Investment Properties, which was recorded under the item “Other Assets” for an amount of Ch$357 million (Ch$357 million in 2021).

(***)	See Note No. 38 Impairment of non-financial assets.